Note 12 - Shareholders' Capital (Tables)	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Nine months ended		Year ended
	Dec. 31, 2018		March 31, 2018
	Shares	Amount	Shares	Amount
Common shares:

Issued and outstanding
Balance, beginning of period	148,394,152	$1,079,055	147,013,538	$1,070,076
Share-based awards exercised	1,118,144	8,471	1,643,156	11,954
Acquisition of subsidiary	-	-	1,415,285	8,966
Repurchase and cancellation of shares	-	-	(1,677,827)	(11,941)
Balance, end of period	149,512,296	$1,087,526	148,394,152	$1,079,055

Preferred shares:

Issued and outstanding
Balance, beginning of period	4,323,300	$136,771	4,040,000	$128,363
Shares issued for cash	338,865	10,447	283,300	9,260
Preferred shares issuance cost	-	(253)	-	(852)
Balance, end of period	4,662,165	$146,965	4,323,300	$136,771

Shareholders' capital	154,174,461	$1,234,491	152,717,452	$1,215,826